EQUITY INVESTMENTS - Summarized Financial Information of Equity Investments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income
Revenues	$ 15,934	$ 14,977	$ 13,387
Operating and other expenses	(9,075)	(9,351)	(10,256)
Net income	2,922	748	1,955
Income (Loss) from Equity Investments	1,377	1,054	898
Balance Sheet
Current assets	11,372	7,332
Current liabilities	(11,817)	(16,907)
Group of Investees
Income
Revenues	6,425	5,891	5,447
Operating and other expenses	(3,450)	(3,390)	(3,293)
Net income	2,584	2,147	$ 1,859
Balance Sheet
Current assets	3,526	3,414
Non-current assets	42,933	37,713
Current liabilities	(2,431)	(2,856)
Non-current liabilities	$ (21,895)	$ (17,690)